Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
May 2, 2022
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Balanced Fund
Columbia Variable Portfolio – Dividend Opportunity Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – Government Money Market Fund
Columbia Variable Portfolio – Income Opportunities Fund
Columbia Variable Portfolio – Intermediate Bond Fund
Columbia Variable Portfolio – Large Cap Growth Fund
Columbia Variable Portfolio – Limited Duration Credit Fund
Columbia Variable Portfolio – Overseas Core Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund
CTIVP® – American Century Diversified Bond Fund
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
CTIVP® – MFS® Value Fund
CTIVP® – Principal Blue Chip Growth Fund (formerly known as CTIVP® – Loomis Sayles Growth Fund)
CTIVP® – T. Rowe Price Large Cap Value Fund
Variable Portfolio – Partners Core Equity Fund
Variable Portfolio – Partners International Core Equity Fund
Variable Portfolio – Partners International Growth Fund
Variable Portfolio – Partners International Value Fund
Variable Portfolio – Partners Small Cap Value Fund

Post-Effective Amendment No. 82 File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 82 (Amendment). This Amendment was filed electronically on April 28, 2022.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
Joseph D’Alessandro Assistant Secretary Columbia Funds Variable Series Trust II